Acquisition of Diversey Holdings, Inc. - Additional Information (Detail) (Diversey [Member], USD $) Share data in Millions, unless otherwise specified	0 Months Ended	9 Months Ended	12 Months Ended
	Oct. 03, 2011	Sep. 30, 2011	Dec. 31, 2011
Diversey [Member]
Business Acquisition [Line Items]
Percentage of interest acquired in business combination	100.00%
Cash payment received by Diversey shareholders	$ 2,100,000,000
Number of common stock shares received by Diversey shareholders	31.7
Repayment of existing indebtedness of Diversey	1,600,000,000
Non-recurring pro forma adjustments include the removal of costs related to the acquisition			70,000,000
Acquisition costs		6,000,000
Removal of the step-up in inventories, net		$ 12,000,000